Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit from continuing operations	$ 1,136	$ 6,723
Net loss from discontinued operations		(1,031)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision for doubtful accounts	(3,694)	245
Depreciation and amortization	2,840	2,077
Amortization of right-of-use assets	350
Share-based compensation of subsidiary	776	830
Loss on disposal of software and equipment		2
Change in deferred taxes	(207)	(249)
Fair value income from Short-term investments	(323)
Changes in operating assets and liabilities:
Accounts receivable, net	10,353	(13,894)
Prepaid expenses and other current asset, net	(38,757)	(1,084)
Accounts payable	7,647	(17,696)
Contract liabilities	497	548
Accrued expenses and other current liabilities	(787)	916
Tax payable	(202)	(86)
Operating lease liabilities	(321)
Amount due to related parties	167	1,185
Net cash used in operating activities of continuing operations	(20,525)	(20,483)
Net cash used in operating activities of discontinued operations		(54)
Total net cash used in operating activities	(20,525)	(20,537)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of software and equipment	(577)	(1,082)
Purchase short-term investment		(105)
Proceeds from sale of short-term investment	4,784
Purchase of other non-current assets	(3,310)
Net cash (used in) provided by investing activities of continuing operations	897	(1,187)
Net cash used in investing activities of discontinued operations		(537)
Total net cash (used in) provided by investing activities	897	(1,724)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from short-term bank loans	68,271	70,564
Repayments of short-term bank loans	(53,418)	(43,942)
Repurchase of non-controlling interests		(496)
Proceeds from Private Placement	21,737
Net cash paid on reverse recapitalization	(482)
Payment for the offering cost	(623)
Net cash provided by financing activities of continuing operations	35,485	26,126
Net cash provided by financing activities of discontinued operations
Total net cash provided by financing activities	35,485	26,126
Effect of exchange rate changes	(1,661)	(1,463)
Net change in cash and restricted cash	14,196	2,402
Cash and restricted cash, beginning of the period	23,917	37,347
Cash and restricted cash, end of the period	38,113	39,749
Less: cash of discontinued operations at end of the period
Cash and restricted cash at end of the period for continuing operations	38,113	39,749
Reconciliation of cash and restricted cash to the consolidated balance sheets:
Cash	35,460	36,958
Restricted cash	2,653	2,791
Total cash and restricted cash	38,113	39,749
Supplemental disclosures of cash flow information:
Income tax paid	1,128	1,108
Interest expense paid	1,704	2,271
Supplemental disclosures of non-cash activities:
Disposal of Shengda Group		$ 24,042